Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on cash flow hedges, tax	$ 1	$ (3)
Unrealized (loss) gain on available-for-sale fixed-income securities, tax	$ 0	$ (1)